Property, Equipment and Software, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Equipment and Software, Net [Abstract]
Schedule of Property, Equipment and Software, Net
	As of December 31,
	2022	2023
	RMB	RMB
Buildings	2,594	1,158
Leasehold improvements	57,162	46,310
Furniture and office equipment	2,738	2,547
Motor vehicles	1,633	1,357
Software	4,699	3,245
Total Property, equipment and software	68,826	54,617
Less: Accumulated depreciation and amortization	(58,147)	(52,798)
Impairment loss	(7,642)	—
Total Property, equipment and software, net	3,037	1,819